Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS

Annual Report December 31, 2000

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder,

The global equity markets faltered in 2000 as a worldwide correction in technology stocks led the market downward. In contrast, fixed income securities generated strong results — outperforming equities for the first time since 1992.

  Global Equity Markets — In the U.S., after an early rally, the market reversed abruptly in mid-March. High valuations, inflationary concerns and rising interest rates were among the factors causing investors to abandon the technology-heavy NASDAQ. While other types of stocks were also dragged down, technology issues experienced the greatest declines during the period. By the end of the year, the NASDAQ was down 54.0% from its peak and 39.3% for the year — its worst performance since its creation in 1971. In contrast, the S&P 500 Index fell 9.10% during the year, its poorest showing since 1977.

  The ramifications of the volatility in the U.S. were felt abroad as well, causing stock markets in both developed and emerging markets to fall. In Europe, continued concern over the direction of interest rates, questionable prospects for “new economy” stocks and a falling euro currency undermined investor confidence. The Japanese market also suffered due in part to the correction in technology stocks coupled with an uncertain economic outlook. In U.S. dollar terms, Japanese stocks posted their worst returns in a decade.

  Global Fixed Income Markets — In the U.S., fixed income securities faltered early in 2000, as the Federal Reserve Board (the “Fed”) raised interest rates in its attempts to prevent inflation. With signs pointing to a moderation in growth, the Fed then held rates steady beginning at the end of June. This set the stage for a powerful rally, as yields declined and bond prices rose. Then, with indications that growth was rapidly deteriorating, the Fed lowered the Fed Funds target rate from 6.5% to 6.0% in early January. Although this move was highly anticipated, the inter-meeting timing came as a surprise — leading to further gains in the bond market.

  Overseas, the fixed income markets also experienced a reversal of fortune. The European and Japanese bond markets generally performed poorly early in 2000, as the European Central Bank (ECB) raised the repo rate on several occasions and the Bank of Japan raised rates for the first time in 10 years, resulting in a steepening of the yield curve. However, with continued weakness in the equity markets and the prospects for slower global growth, many investors were drawn to the relative safety of bonds. This confluence of events helped the bond markets in many international countries to rebound.

  We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

  Sincerely,

David B. Ford Co-Head, Goldman Sachs Asset Management January 12, 2001	David W. Blood Co-Head, Goldman Sachs Asset Management

FUND BASICS

Conservative Strategy

as of December 31, 2000

PERFORMANCE REVIEW
December 31,1999–December 31, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	5.35%
Class B	4.45%
Class C	4.55%
Institutional	5.88%
Service	5.31%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number ofshares outstanding. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS[2]
For the period ending December 31, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–0.43%	–0.77%	3.51%	5.88%	5.31%
Since Inception (2/8/99)	2.64%	2.73%	4.93%	6.29%	5.73%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION[3]
For the investor seeking current income, consistent with the preservation of capital and the potential for capital appreciation. The Portfolio is primarily invested in domestic fixed income funds focusing on short-term investments and money market funds, with the balance invested in domestic stocks funds and a small allocation to a global bond fund.
[3]	As of 9/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Balanced Strategy

as of December 31, 2000

PERFORMANCE REVIEW

December 31, 1999– December 31, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	–0.66%
Class B	–1.33%
Class C	–1.31%
Institutional	–0.25%
Service	–0.11%

[1] The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS[2]

For the period ending December 31, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–6.12%	–6.26%	–2.30%	–0.25%	–0.11%
Since Inception (1/2/98)	3.37%	3.55%	4.62%	5.78%	5.46%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION[3]
For the investor seeking current income and long-term capital appreciation with greater stability of principal than an investment in equity securities alone. Over half of the Portfolio is invested in domestic fixed income instruments which seek to provide income, and a portion is invested in global bonds which seek to enhance income and total return. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

[3]	As of 9/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Growth and Income Strategy

as of December 31, 2000

PERFORMANCE REVIEW
December 31,1999–December 31, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	–4.54%
Class B	–5.28%
Class C	–5.36%
Institutional	–3.99%
Service	–4.63%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTALRETURNS[2]
For the period ending December 31, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–9.78%	–10.01%	–6.31%	–3.99%	–4.63%
Since Inception (1/2/98)	3.64%	3.84%	4.79%	6.05%	5.47%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION[3]
For the investor who is less conservative and seeks current income with the opportunity for long-term capital appreciation. Under normal circumstances, assets are allocated fairly equally among fixed income securities, which are intended to provide the income component, and equity securities, which are intended to provide the capital appreciation component.

[3]	As of 9/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

*Effective December 29, 2000 the International Small Cap Fund has been renamed to the International Growth Opportunities Fund.

FUND BASICS

Growth Strategy

as of December 31, 2000

PERFORMANCE REVIEW
December 31,1999–December 31, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	–8.68%
Class B	–9.39%
Class C	–9.36%
Institutional	–8.28%
Service	–8.67%

[1] The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS[2]
For the period ending December 31, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–13.69%	–13.92%	–10.27%	–8.28%	–8.67%
Since Inception (1/2/98)	2.96%	3.17%	4.17%	5.28%	4.79%

2 The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION[3]
For the investor seeking capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity securities, with a blend of domestic large-cap, small-cap and international stocks, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

3 As of 9/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

* Effective December 29, 2000 the International Small Cap Fund has been renamed to the International Growth Opportunities Fund.

FUND BASICS

Aggressive Growth Strategy

as of December 31, 2000

PERFORMANCE REVIEW
December 31,1999–December 31, 2000	Fund Cumulative Total Return (based on NAV)[1]

Class A	–11.47%
Class B	–12.07%
Class C	–12.00%
Institutional	–11.07%
Service	–11.55%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. Performance does not reflect the deduction of any applicable sales charge.

STANDARDIZED TOTAL RETURNS[2]
For the period ending December 31, 2000	Class A	Class B	Class C	Institutional	Service

One Year	–16.32%	–16.46%	–12.88%	–11.07%	–11.55%
Since Inception (1/2/98)	2.48%	2.72%	3.74%	4.76%	4.32%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

COMPOSITION[3]
For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity securities with a greater focus on small-cap and international investments for enhanced return opportunities.

[3]	As of 9/30/00. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

* Effective December 29, 2000 the International Small Cap Fund has been renamed to the International Growth Opportunities Fund.

.

PERFORMANCE OVERVIEW

Asset Allocation Portfolios

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”). This annual report covers the one-year period ended December 31, 2000.

Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of funds investing in stocks, bonds and cash equivalents. At the end of June, we completed our annual strategic benchmark rebalancing, bringing the total equity portion of the various Portfolios in line with our long-term target weights. During the second half of the year, we allowed these strategic targets to shift, but continued to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.

Regional Preferences

  Equities — We began the year favoring Asia (including Japan), and were relatively neutral on Continental Europe, due to mixed earnings and valuation levels. The UK and U.S. were among our least favorite regions throughout the first half of the year, primarily because of poor valuation levels and relatively weak momentum. As the reporting period progressed, we continued to be drawn to non-Japan Asia, while taking a more favorable look at Europe — in particular, Ireland and the Netherlands. We also became more optimistic on Japan and maintained our bearish outlook for the U.S. and UK equity markets.
  Bonds — We initially viewed the U.S. as one of our least favorite bond markets, due to unfavorable market conditions and poor performance. However, we took a more positive stance as the period progressed, as we saw positive yield-related indicators and a reversal in market performance. This posture intensified during the second half of the period, as the U.S. bond market continued to excel versus international fixed income markets. We maintained our favorable outlook on Japan throughout this period, while underweighting Euroland and the UK.

  Performance

  The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy; 2) underlying fund performance; and 3) tactical reallocation. During 2000, strategic and tactical asset allocation contributed negatively to overall performance, while underlying fund performance contributed positively.

  During much of 2000, the Portfolios were subject to extreme volatility in the global financial markets. Due to the strong negative performance of the global equity markets, the strategic asset allocation component (the long-term target mix of equity and fixed income asset classes) experienced negative returns.

PERFORMANCE OVERVIEW

On an overall basis, underlying fund performance added slightly to performance. The net result of underlying manager performance (relative to the benchmarks) was a small, positive contribution to the overall performance of the Portfolios.

The third component of Portfolio performance is derived from tactical reallocation. Taken as a whole, our asset allocation decisions detracted slightly from results over the course of the year. A moderate overweight in stocks relative to bonds had a negative effect. An overweight in international versus domestic stocks, and the overweight in international versus domestic bonds also had a slight negative impact on overall performance.

  Goldman Sachs Conservative Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period ended December 31, 2000 of 5.35%, 4.45%, 4.55%, 5.88% and 5.31%, respectively.
  Goldman Sachs Balanced Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period ended December 31, 2000 of –0.66%, –1.33%, –1.31%, –0.25% and –0.11%, respectively.
  Goldman Sachs Growth and Income Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period ended December 31, 2000 of –4.54%, –5.28%, –5.36%, –3.99% and –4.63%, respectively.
  Goldman Sachs Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period ended December 31, 2000 of –8.68%, –9.39%, –9.36%, –8.28% and –8.67%, respectively.
  Goldman Sachs Aggressive Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the one-year period ended December 31, 2000 of –11.47%, –12.07%, –12.00%, –11.07% and –11.55%, respectively.

Current Outlook

  Global Asset Allocation — Despite expensive valuations, we are modestly positive on stocks, due to strong growth prospects and a favorable inflation environment. We continue to favor bonds versus cash as a result of attractive valuation levels and strong momentum.
  Equities — Among all regions, we continue to view Europe and non-Japan Asia favorably, and have upgraded our view on Japan. The UK and North America remain our least favorite equity markets.

Within non-UK Europe, we are particularly bullish on Ireland, given strong export prospects and positive earnings-related indicators. The Netherlands also appears attractive, due to good export prospects and strong momentum measures. Germany appears among our least favorite equity markets globally as a result of expensive valuation levels and weak earnings-related indicators.

Despite weak momentum measures and poor export prospects, we are positive on Japan as a result of good earnings prospects and attractive valuation levels. Within non-Japan Asia, we are most optimistic on Singapore, motivated by excellent earnings-related indicators and attractive valuation levels. The U.S. equity market remains unattractive on a relative basis. The U.S. compares poorly relative to international equity markets as a result of expensive valuations and relatively weak momentum. We also consider the UK to be one of our least attractive equity markets globally, as it stacks up poorly across all of our forecast variables.

  Bonds — This quarter marks a change in our outlook for U.S. fixed income, which now appears among our most attractive bond markets globally. Higher risk premiums, strong funds flows and favorable macro conditions within the U.S. have led us to increase our tactical allocation of U.S. fixed income relative to International fixed income. With the recent underperformance of the U.S. equity market, investors have on average become more risk averse, and investors accordingly are demanding higher returns on U.S. fixed income instruments. The strength of the U.S. dollar is also a positive indicator for U.S. bonds. Other favorable bond markets include Japan, Australia, and Switzerland. We consider the UK, Denmark and Euroland to be our least favorite bond markets.

Our positive outlook on Japan is driven by above-average risk premiums, favorable monetary conditions and strong momentum. Within the dollar bloc, we are particularly bullish on Australia, given attractive yield-related forecast variables, good momentum and strong fund flows. Within Europe, we are most optimistic on Switzerland, as a result of strong fund flows, above-average risk premiums and favorable monetary conditions. Our negative outlook on Denmark and Euroland is motivated by relatively low risk premiums and poor momentum. With low real yields, weak momentum and unfavorable monetary conditions, the UK is among our least favorite bond markets globally.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

We thank you for the confidence you have placed in us and look forward to your continued support.

Goldman Sachs Quantitative Strategies Group

January 12, 2001

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Makes Asset Allocation at Goldman Sachs Different?

Goldman Sachs’ proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.

Many investors believe their success depends on investing at the right time or choosing high-performing stocks or bonds. In reality, when investors commit assets and which individual securities they buy are believed to account for just 8.5%* of a portfolio’s return over time. Instead, the asset allocation strategy accounts for the majority of a portfolio’s return.

With this in mind, Goldman Sachs has developed an exclusive asset allocation process that seeks to deliver the full range of global investment opportunities in constantly changing markets.

Portfolio management teams on-site, around the world including the Americas, Europe and Asia-Pacific regions	Expertise in geographic areas, investment styles, large, mid and small market capitalizations and issuers	This degree of global presence and market expertise cannot be accessed in most mutual funds.We offer five Asset Allocation Portfolios to tap these resources.

Firsthand insights into local cultures, markets and economies	Specialized portfolio management teams that perform their own fundamental analysis of securities — and have access to Goldman Sachs’ Global Investment Research Division	Conservative Strategy
Balanced Strategy
Growth and Income Strategy
Growth Strategy
Aggressive Growth Strategy

ASSET ALLOCATION STRATEGIES
GOLDMAN SACHS	OTHER PROGRAMS
Tactical.	Constant.
Reallocate quarterly which captures changing opportunities	Rebalance quarterly which keeps asset allocation
in global markets.	the same over time.

Forward-Looking.	Backward-Looking.
Base allocation decisions on expected future returns given	Base allocation decisions on past returns and
current market conditions.	market relationships.

Consistent Risk Profile.	Inconsistent Risk Profile.
IFocus on how tactical reallocation impacts each Portfolio’s	Identify the top performers and overweight that
risk profile, maintaining an investor’s original risk /return	security/asset class, changing an investor’s original
profile over time.	risk /return profile.

* Source: Brinson, Hood & Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, May/June 1991. 9

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Performance Summary
December 31, 2000

The following graph shows the value, as of December 31, 2000, of a $10,000 investment made on March 1, 1999 in Class B Shares (with the applicable maximum contingent deferred sales charges of 5% declining to 0% after six years). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and two-year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class A, Class C, Institutional and Service Shares will vary from Class B Shares due to differences in fees and loads.

Goldman Sachs Conservative Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 1, 1999 to December 31, 2000. (a)

Average Annual Total Return through December 31, 2000	Since Inception(b)	One Year

Class A
Excluding sales charges	5.73%	5.35%
Including sales charges	2.64%	-0.43%

Class B
Excluding contingent deferred sales charges	4.94%	4.45%
Including contingent deferred sales charges	2.73%	-0.77%

Class C
Excluding contingent deferred sales charges	4.93%	4.55%
Including contingent deferred sales charges	4.93%	3.51%

Institutional Class	6.29%	5.88%

Service Class	5.73%	5.31%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on February 8, 1999.
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 2000

The following graph shows the value, as of December 31, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and two-year U.S. Treasury security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2000. (a)

Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Two - Year T-Bill
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,989
$11,555
$10,932
$9,645
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00

Average Annual Total Return through December 31, 2000	Since Inception (b)	One Year

Class A
Excluding sales charges	5.33%	-0.66%
Including sales charges	3.37%	-6.12%

Class B
Excluding contingent deferred sales charges	4.59%	-1.33%
Including contingent deferred sales charges	3.55%	-6.26%

Class C
Excluding contingent deferred sales charges	4.62%	-1.31%
Including contingent deferred sales charges	4.62%	-2.30%

Institutional Class	5.78%	-0.25%

Service Class	5.46%	-0.11%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

December 31, 2000

GOLDMAN SACHS
CONSERVATIVE STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.5%

Equity – 21.2%
153,772	Goldman Sachs CORE Large Cap Value Fund – 10.8%	$ 1,682,266
72,407	Goldman Sachs CORE Large Cap Growth Fund – 7.1%	1,104,935
46,721	Goldman Sachs Real Estate Securities Fund – 3.3%	514,866

		$ 3,302,067

Fixed Income – 78.3%
1,013,150	Goldman Sachs Short Duration Government Fund – 62.7%	$ 9,756,639
169,840	Goldman Sachs Global Income Fund – 15.6%	2,430,405

		$12,187,044

TOTAL INVESTMENTS
(Cost $15,473,530)		$15,489,111

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.1%

Equity – 40.5%
1,759,920	Goldman Sachs CORE International Equity Fund – 20.9%	$17,458,403
655,011	Goldman Sachs CORE Large Cap Value Fund – 8.6%	7,165,824
318,567	Goldman Sachs CORE Large Cap Growth Fund – 5.8%	4,861,336
223,423	Goldman Sachs Real Estate Securities Fund – 2.9%	2,462,119
171,016	Goldman Sachs CORE Small Cap Equity Fund – 2.3%	1,884,601

		$33,832,283

Fixed Income – 59.6%
3,179,651	Goldman Sachs Short Duration Government Fund – 36.6%	$30,620,041
1,145,839	Goldman Sachs Global Income Fund – 19.6%	16,396,949
364,994	Goldman Sachs High Yield Fund – 3.4%	2,876,151

		$49,893,141

TOTAL INVESTMENTS
(Cost $83,883,315)		$83,725,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Performance Summary
December 31, 2000

The following graph shows the value, as of December 31, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2000. (a)

Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Lehman Brothers Aggregate Bond Index
MSCI EAFE Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$13,989
$11,880
$11,729
$10,890
$9,645
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00

Average Annual Total Return through December 31, 2000	Since Inception (b)	One Year

Class A
Excluding sales charges	5.60%	-4.54%
Including sales charges	3.64%	-9.78%

Class B
Excluding contingent deferred sales charges	4.84%	-5.28%
Including contingent deferred sales charges	3.84%	-10.01%

Class C
Excluding contingent deferred sales charges	4.79%	-5.36%
Including contingent deferred sales charges	4.79%	-6.31%

Institutional Class	6.05%	-3.99%

Service Class	5.47%	-4.63%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2000

The following graph shows the value, as of December 31, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2000. (a)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$13,989
$11,729
$11,639
$10,666
$9,356
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00

Average Annual Total Return through December 31, 2000	Since Inception (b)	One Year

Class A
Excluding sales charges	4.91%	-8.68%
Including sales charges	2.96%	-13.69%

Class B
Excluding contingent deferred sales charges	4.14%	-9.39%
Including contingent deferred sales charges	3.17%	-13.92%

Class C
Excluding contingent deferred sales charges	4.17%	-9.36%
Including contingent deferred sales charges	4.17%	-10.27%

Institutional Class	5.28%	-8.28%

Service Class	4.79%	-8.67%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

December 31, 2000

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.3%

Equity – 59.7%
8,894,485	Goldman Sachs CORE International Equity Fund – 23.6%	$ 88,233,288
5,198,597	Goldman Sachs CORE Large Cap Value Fund – 15.2%	56,872,655
2,507,617	Goldman Sachs CORE Large Cap Growth Fund – 10.3%	38,266,238
1,585,590	Goldman Sachs Emerging Markets Equity Fund – 3.5%	13,128,684
919,887	Goldman Sachs CORE Small Cap Equity Fund – 2.7%	10,137,151
848,412	Goldman Sachs Real Estate Securities Fund – 2.5%	9,349,496
576,765	Goldman Sachs International Growth Opportunities Fund – 1.9%	7,111,515

		$223,099,027

Fixed Income – 40.6%
6,501,471	Goldman Sachs Global Income Fund – 25.0%	$ 93,036,048
1,078,396	Goldman Sachs Short Duration Government Fund – 2.8%	10,384,957
3,137,884	Goldman Sachs Core Fixed Income Fund – 8.2%	30,719,883
2,201,205	Goldman Sachs High Yield Fund – 4.6%	17,345,494

		$151,486,382

TOTAL INVESTMENTS
(Cost $370,627,713)		$374,585,409

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.1%

Equity – 81.0%
8,762,587	Goldman Sachs CORE International Equity Fund – 29.5%	$ 86,924,860
6,025,348	Goldman Sachs CORE Large Cap Value Fund – 22.4%	65,917,310
2,926,554	Goldman Sachs CORE Large Cap Growth Fund – 15.2%	44,659,210
1,557,370	Goldman Sachs Emerging Markets Equity Fund – 4.4%	12,895,022
1,068,900	Goldman Sachs CORE Small Cap Equity Fund – 4.0%	11,779,282
702,544	Goldman Sachs Real Estate Securities Fund – 2.6%	7,742,040
683,804	Goldman Sachs International Growth Opportunities Fund – 2.9%	8,431,299

		$238,349,023

Fixed Income – 19.1%
2,675,275	Goldman Sachs Global Income Fund – 13.0%	$ 38,283,186
430,673	Goldman Sachs Core Fixed Income Fund – 1.4%	4,216,288
1,746,768	Goldman Sachs High Yield Fund – 4.7%	13,764,533

		$ 56,264,007

TOTAL INVESTMENTS
(Cost $290,238,484)		$294,613,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2000

The following graph shows the value, as of December 31, 2000, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2000. (a)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$13,989
$11,729
$11,639
$10,508
$9,356
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00

Average Annual Total Return through December 31, 2000	Since Inception (b)	One Year

Class A
Excluding sales charges	4.42%	-11.47%
Including sales charges	2.48%	-16.32%

Class B
Excluding contingent deferred sales charges	3.70%	-12.07%
Including contingent deferred sales charges	2.72%	-16.46%

Class C
Excluding contingent deferred sales charges	3.74%	-12.00%
Including contingent deferred sales charges	3.74%	-12.88%

Institutional Class	4.76%	-11.07%

Service Class	4.32%	-11.55%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

December 31, 2000

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.4%

Equity – 100.4%
4,596,619	Goldman Sachs CORE International Equity Fund – 34.5%	$ 45,598,461
3,233,148	Goldman Sachs CORE Large Cap Value Fund – 26.7%	35,370,644
1,573,543	Goldman Sachs CORE Large Cap Growth Fund – 18.2%	24,012,262
982,502	Goldman Sachs Emerging Markets Equity Fund – 6.2%	8,135,120
896,591	Goldman Sachs CORE Small Cap Equity Fund – 7.4%	9,880,438
469,322	Goldman Sachs International Growth Opportunities Fund – 4.4%	5,786,738
364,723	Goldman Sachs Real Estate Securities Fund – 3.0%	4,019,246

		$ 132,802,909

TOTAL INVESTMENTS
(Cost $131,716,551)		$ 132,802,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 2000

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

Assets:

Investment in securities, at value (identified cost $15,473,530, $83,883,315, $370,627,713, $290,238,484, $131,716,551, respectively)	$15,489,111	$83,725,424	$374,585,409	$294,613,030	$132,802,909
Cash	95,540	—	—	481,767	—
Receivables:
Investment securities sold	—	187,112	285,559	—	13,123
Dividends	53,242	202,139	433,208	151,570	—
Fund shares sold	63,933	113,118	527,018	757,558	84,998
Reimbursement from adviser	26,354	95,192	143,399	135,149	113,509
Deferred organization expenses, net	—	6,251	6,251	6,251	6,251
Other assets	86	496	2,236	1,969	760

Total assets	15,728,266	84,329,732	375,983,080	296,147,294	133,021,550

Liabilities:

Due to Custodian	—	187,112	285,559	—	13,123
Payables:
Investment securities purchased	95,540	197,292	407,999	635,615	—
Fund shares repurchased	7,073	149,256	1,486,637	666,698	631,095
Amounts owed to affiliates	16,130	70,516	304,001	253,140	109,207
Accrued expenses and other liabilities	41,016	48,026	49,565	48,098	51,388

Total liabilities	159,759	652,202	2,533,761	1,603,551	804,813

Net Assets:

Paid-in capital	15,690,586	84,347,923	365,973,679	286,503,885	132,801,294
Accumulated undistributed net investment income	6,221	73,273	113,521	312,508	—
Accumulated net realized gain (loss) on investment transactions	(143,881)	(585,775)	3,404,423	3,352,804	(1,670,915)
Net unrealized gain (loss) on investments	15,581	(157,891)	3,957,696	4,374,546	1,086,358

NET ASSETS	$15,568,507	$83,677,530	$373,449,319	$294,543,743	$132,216,737

Net asset value, offering and redemption price per share: (a)
Class A	$ 10.11	$ 10.16	$ 10.64	$ 10.88	$ 10.71
Class B	$ 10.11	$ 10.16	$ 10.62	$ 10.86	$ 10.70
Class C	$ 10.11	$ 10.17	$ 10.61	$ 10.87	$ 10.69
Institutional	$ 10.13	$ 10.16	$ 10.66	$ 10.87	$ 10.70
Service	$ 10.12	$ 10.17	$ 10.62	$ 10.86	$ 10.68

Shares outstanding:
Class A	107,663	3,350,847	14,893,133	10,831,603	4,993,227
Class B	1,165,389	2,689,833	10,976,758	9,763,843	3,727,714
Class C	223,075	1,923,843	7,362,527	6,041,543	3,058,674
Institutional	43,053	189,430	1,760,713	389,564	561,870
Service	163	79,139	147,916	63,756	13,607

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,539,343	8,233,092	35,141,047	27,090,309	12,355,092

(a)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Conservative, Balanced, Growth and Income, Growth, and Aggressive Growth Strategy Portfolios is $10.70, $10.75, $11.26, $11.51 and $11.33, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Year Ended December 31, 2000

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

Investment income:

Income distributions from underlying funds	$ 865,051	$4,424,374	$16,717,623	$ 7,870,573	$ 1,257,352
Interest	239	—	—	—	2,850

Total income	865,290	4,424,374	16,717,623	7,870,573	1,260,202

Expenses:

Management fees	49,808	310,112	1,485,219	1,133,444	496,951
Distribution and Service fees (a)	131,416	604,684	2,639,591	2,197,368	932,351
Transfer Agent fees (a)	26,646	164,943	765,943	606,230	261,827
Registration fees	34,647	100,908	183,218	160,417	122,717
Custodian fees	33,422	34,635	35,849	37,993	33,262
Professional fees	36,092	37,993	37,993	37,993	37,782
Trustee fees	9,113	9,125	9,020	9,110	9,109
Service Share fees	64	2,216	8,880	2,952	615
Amortization of deferred organization expenses	—	3,133	3,133	3,133	3,133
Other	52,809	83,201	96,964	86,314	83,139

Total expenses	374,017	1,350,950	5,265,810	4,274,954	1,980,886

Less—expense reductions	(193,685)	(441,038)	(1,185,522)	(965,982)	(567,435)

Net expenses	180,332	909,912	4,080,288	3,308,972	1,413,451

NET INVESTMENT INCOME (LOSS)	684,958	3,514,462	12,637,335	4,561,601	(153,249)

Realized and unrealized gain (loss):

Capital gain distributions from underlying funds	80,911	1,480,564	9,776,682	10,222,158	5,861,473
Net realized gain (loss) from investment transactions	(102,628)	1,361,958	7,251,086	6,289,891	2,544,879
Net change in unrealized loss on investments	(32,308)	(7,326,744)	(50,975,119)	(50,794,207)	(25,779,790)

Net realized and unrealized loss	(54,025)	(4,484,222)	(33,947,351)	(34,282,158)	(17,373,438)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 630,933	$ (969,760)	$(21,310,016)	$(29,720,557)	$(17,526,687)

(a)	The fees were as follows:

	Distribution and Service fees			Transfer Agent fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
Conservative Strategy Portfolio	$ 2,758	$ 105,594	$ 23,064	$ 2,097	$ 20,063	$ 4,382	$ 76	$ 28
Balanced Strategy Portfolio	86,219	302,081	216,384	65,526	57,395	41,113	731	178
Growth and Income Strategy Portfolio	445,032	1,313,964	880,595	338,226	249,653	167,313	10,041	710
Growth Strategy Portfolio	326,864	1,164,328	706,176	248,416	221,222	134,173	2,182	237
Aggressive Growth Strategy Portfolio	144,844	455,044	332,463	110,082	86,458	63,168	2,070	49

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2000

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

From operations:

Net investment income (loss)	$ 684,958	$ 3,514,462	$ 12,637,335	$ 4,561,601	$ (153,249)
Net realized gain (loss) from investment transactions	(21,717)	2,842,522	17,027,768	16,512,049	8,406,352
Net change in unrealized loss from investments	(32,308)	(7,326,744)	(50,975,119)	(50,794,207)	(25,779,790)

Net increase (decrease) in net assets resulting from operations	630,933	(969,760)	(21,310,016)	(29,720,557)	(17,526,687)

Distributions to shareholders:

From net investment income
Class A shares	(58,836)	(1,565,018)	(6,074,552)	(2,276,794)	—
Class B shares	(512,545)	(1,109,174)	(3,614,087)	(1,432,765)	—
Class C shares	(107,388)	(793,663)	(2,429,480)	(891,250)	—
Institutional shares	(14,319)	(92,641)	(837,288)	(98,218)	—
Service shares	(3,011)	(27,974)	(61,560)	(13,476)	—
In excess of net investment income
Class A shares	(2,213)	(40,022)	(792,501)	(875,093)	(693,352)
Class B shares	(19,278)	(28,365)	(471,503)	(550,688)	(177,842)
Class C shares	(4,039)	(20,296)	(316,956)	(342,555)	(197,950)
Institutional shares	(539)	(2,369)	(109,235)	(37,751)	(107,661)
Service shares	(125)	(715)	(8,031)	(5,180)	(1,952)
From net realized gain
Class A shares	(1,278)	(817,999)	(1,084,559)	—	(1,382,906)
Class B shares	(13,798)	(668,552)	(799,172)	—	(1,049,658)
Class C shares	(2,583)	(470,743)	(535,668)	—	(865,248)
Institutional shares	(512)	(46,091)	(126,810)	—	(160,001)
Service shares	(2)	(20,400)	(11,304)	—	(3,814)

Total distributions to shareholders	(740,466)	(5,704,022)	(17,272,706)	(6,523,770)	(4,640,384)

From share transactions:

Net proceeds from sales of shares	6,280,781	18,137,904	61,919,324	87,530,370	52,239,031
Reinvestment of dividends and distributions	291,496	4,937,175	16,017,778	6,200,890	4,499,885
Cost of shares repurchased	(5,479,657)	(30,956,027)	(131,322,631)	(91,954,453)	(40,484,442)

Net increase (decrease) in net assets resulting from share transactions	1,092,620	(7,880,948)	(53,385,529)	1,776,807	16,254,474

TOTAL INCREASE (DECREASE)	983,087	(14,554,730)	(91,968,251)	(34,467,520)	(5,912,597)

Net assets:

Beginning of year	14,585,420	98,232,260	465,417,570	329,011,263	138,129,334

End of year	$15,568,507	$83,677,530	$373,449,319	$294,543,743	$132,216,737

Accumulated undistributed net investment income	$ 6,221	$ 73,273	$ 113,521	$ 312,508	$ —

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 1999

	Conservative Strategy Portfolio (a)	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

From operations:

Net investment income (loss)	$ 371,330	$ 2,765,062	$ 7,154,416	$ 1,482,627	$ (326,952)
Net realized gain (loss) from investment transactions	(45,594)	295,053	(4,300,891)	(4,578,554)	(2,608,866)
Net change in unrealized gain on investments	47,889	6,486,202	60,600,001	60,257,599	30,030,774

Net increase in net assets resulting from operations	373,625	9,546,317	63,453,526	57,161,672	27,094,956

Distributions to shareholders:

From net investment income
Class A Shares	(48,073)	(1,283,422)	(3,513,379)	(775,133)	—
Class B Shares	(227,566)	(837,467)	(1,850,557)	(419,987)	—
Class C Shares	(93,720)	(604,293)	(1,236,421)	(239,577)	—
Institutional Shares	(1,684)	(47,311)	(520,875)	(43,647)	—
Service Shares	(287)	(13,741)	(33,184)	(4,283)	—

In excess of net investment income
Class A Shares	(2,527)	(196,066)	(1,212,004)	(1,254,133)	(582,900)
Class B Shares	(11,956)	(127,938)	(638,384)	(679,523)	(166,040)
Class C Shares	(4,924)	(92,317)	(426,526)	(387,627)	(112,211)
Institutional Shares	(88)	(7,228)	(179,686)	(70,618)	(45,376)
Service Shares	(15)	(2,099)	(11,447)	(6,931)	(1,221)

From net realized gain
Class A Shares	(331)	—	(133,498)	—	—
Class B Shares	(2,012)	—	(98,778)	—	—
Class C Shares	(750)	—	(65,692)	—	—
Institutional Shares	(36)	—	(19,412)	—	—
Service Shares	(1)	—	(1,276)	—	—

Total distributions to shareholders	(393,970)	(3,211,882)	(9,941,119)	(3,881,459)	(907,748)

From share transactions:

Proceeds from sales of shares	17,086,075	32,867,922	136,387,842	92,727,150	46,103,886
Reinvestment of dividends and distributions	141,362	2,750,804	9,336,422	3,667,590	888,074
Cost of shares repurchased	(2,621,672)	(42,576,876)	(165,269,449)	(125,249,674)	(45,359,768)

Net increase (decrease) in net assets resulting from share transactions	14,605,765	(6,958,150)	(19,545,185)	(28,854,934)	1,632,192

TOTAL INCREASE (DECREASE)	14,585,420	(623,715)	33,967,222	24,425,279	27,819,400

Net assets:

Beginning of year	—	98,855,975	431,450,348	304,585,984	110,309,934

End of year	$14,585,420	$98,232,260	$465,417,570	$329,011,263	$138,129,334

Accumulated undistributed net investment income	$ 11,141	$ 74,007	$ 379,632	$ 150,904	$ 520

(a)	Commencement date of operations was February 8, 1999.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 2000

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (“Conservative Strategy”), Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio”. All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B.  Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

        Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Portfolio	Declared	Paid	Declared	Paid

Conservative Strategy	Monthly	Monthly	Annually	Annually

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D.  Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

The Portfolios, at their most recent tax year-ends of December 31, 2000, had no capital loss carryforward for U.S. federal tax purposes.

        At December 31, 2000, the Portfolios’ aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes were as follows:

Portfolio	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Conservative Strategy	$ 15,676,456	$ 56,640	$ (243,985)	$ (187,345)

Balanced Strategy	85,664,534	1,251,863	(3,190,973)	(1,939,110)

Growth and Income Strategy	375,278,397	8,672,072	(9,365,060)	(692,988)

Growth Strategy	292,680,736	8,016,721	(6,084,427)	1,932,294

Aggressive Growth Strategy	133,387,466	2,322,893	(2,907,450)	(584,557)

E.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F.  Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations (with the exception of the Conservative Strategy Portfolio which were completely expensed in the first fiscal year).

G.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian. At December 31, 2000, the Portfolios did not hold any repurchase agreements.

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and admin istering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the year ended December 31, 2000, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.

        GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .00% of the average daily net assets of each Portfolio.

For the year ended December 31, 2000, GSAM waived and reimbursed certain expenses as follows (in thousands):

Portfolio	Management Fee Waivers	Reimbursement	Total

Conservative Strategy	$ 29	$165	$ 194

Balanced Strategy	177	264	441

Growth and Income Strategy	849	337	1,186

Growth Strategy	648	318	966

Aggressive Growth Strategy	284	283	567

        Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $1,000, $24,000, $51,000, $129,000 and $33,000 for the year ended December 31, 2000, from the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.

        The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

        The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to 0.50% (on an annualized basis), respectively, of the average daily net asset value of the Service Shares.

        Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.

At December 31, 2000, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management Fees	Transfer Agent Fees	Distribution and Service Fees	Total

Conservative Strategy	$ 2	$ 2	$ 12	$ 16

Balanced Strategy	11	13	47	71

Growth and Income Strategy	48	58	198	304

Growth Strategy	37	47	169	253

Aggressive Growth Strategy	17	20	72	109

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of the Underlying Funds for the year ended December 31, 2000, were as follows:

Portfolio	Purchases	Sales

Conservative Strategy	$ 7,769,177	$ 6,493,011

Balanced Strategy	20,694,530	28,792,566

Growth and Income Strategy	84,071,001	130,029,244

Growth Strategy	84,443,253	74,397,829

Aggressive Growth Strategy	43,383,036	24,400,055

5. LINE OF CREDIT FACILITY

Effective May 31, 2000, the Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Prior thereto, the Portfolios participated in a $250,000,000 committed and a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2000, the Portfolios did not have any borrowings under any of these facilities.

6. CERTAIN RECLASSIFICATIONS

In accordance with AICPA Statement of Position 93-2, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed to present the Portfolios’ capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of short term capital gain and return of capital distributions received from Underlying Funds, foreign currency, net operating losses and organization costs.

Portfolio	Paid-in Capital	Accumulated undistributed net realized gain (loss) from investment transactions	Accumulated undistributed net investment income (loss)

Conservative Strategy	$ —	$ (32,415)	$ 32,415

Balanced Strategy	(3,133)	(161,908)	165,041

Growth and Income Strategy	(3,133)	(1,808,614)	1,811,747

Growth Strategy	(3,134)	(2,120,639)	2,123,773

Aggressive Growth Strategy	(825,410)	(506,076)	1,331,486

7. CHANGE IN INDEPENDENT ACCOUNTANTS

On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolios’ independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference to the disagreement in their reports.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2000

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 2000 was as follows:

	Conservative Strategy Portfolio		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	36,096	$ 367,392	910,025	$ 9,793,039
Reinvestment of dividends and distributions	5,968	60,180	221,208	2,263,293
Shares repurchased	(101,262)	(1,022,209)	(1,399,249)	(15,090,657)

	(59,198)	(594,637)	(268,016)	(3,034,325)

Class B Shares
Shares sold	395,168	4,024,345	214,015	2,299,644
Reinvestment of dividends and distributions	10,394	104,911	136,215	1,390,167
Shares repurchased	(267,134)	(2,712,698)	(658,304)	(7,076,510)

	138,428	1,416,558	(308,074)	(3,386,699)

Class C Shares
Shares sold	125,781	1,269,468	462,034	4,989,461
Reinvestment of dividends and distributions	10,665	107,576	109,512	1,117,967
Shares repurchased	(150,943)	(1,524,677)	(772,650)	(8,321,391)

	(14,497)	(147,633)	(201,104)	(2,213,963)

Institutional Shares
Shares sold	59,547	606,275	49,424	533,216
Reinvestment of dividends and distributions	1,815	18,332	13,345	136,643
Shares repurchased	(18,865)	(192,998)	(32,896)	(356,544)

	42,497	431,609	29,873	313,315

Service Shares
Shares sold	1,393	13,301	48,554	522,544
Reinvestment of dividends and distributions	47	497	2,884	29,105
Shares repurchased	(2,657)	(27,075)	(10,420)	(110,925)

	(1,217)	(13,277)	41,018	440,724

NET INCREASE (DECREASE)	106,013	$1,092,620	(706,303)	$ (7,880,948)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

2,616,791	$30,123,997	3,391,837	$40,527,068	1,703,222	$20,705,950
698,522	7,509,733	290,721	3,058,379	198,204	2,037,591
(5,084,363)	(58,028,168)	(3,499,481)	(41,406,458)	(1,539,924)	(18,622,328)

(1,769,050)	(20,394,438)	183,077	2,178,989	361,502	4,121,213

1,259,478	14,383,277	1,846,048	21,899,924	838,686	10,161,426
412,499	4,379,468	174,996	1,837,885	114,588	1,176,858
(2,987,331)	(34,046,659)	(2,243,926)	(26,572,960)	(1,000,949)	(12,042,812)

(1,315,354)	(15,283,914)	(222,882)	(2,835,151)	(47,675)	(704,528)

1,282,343	14,660,549	1,947,297	23,076,136	1,386,259	16,720,357
284,539	3,022,453	110,013	1,156,273	98,711	1,012,778
(2,378,960)	(27,074,063)	(1,754,865)	(20,755,888)	(699,035)	(8,368,331)

(812,078)	(9,391,061)	302,445	3,476,521	785,935	9,364,804

214,627	2,527,454	147,088	1,768,476	371,486	4,584,349
97,656	1,058,878	12,513	131,384	26,088	267,663
(1,044,388)	(11,779,479)	(251,611)	(2,965,856)	(118,996)	(1,406,099)

(732,105)	(8,193,147)	(92,010)	(1,065,996)	278,578	3,445,913

20,196	224,047	23,034	258,766	5,898	66,949
4,133	47,246	1,618	16,969	487	4,995
(35,095)	(394,262)	(21,008)	(253,291)	(3,686)	(44,872)

(10,766)	(122,969)	3,644	22,444	2,699	27,072

(4,639,353)	$(53,385,529)	174,274	$ 1,776,807	1,381,039	$16,254,474

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2000

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 1999 was as follows:

	Conservative Strategy Portfolio (a)		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	173,881	$ 1,765,520	1,452,214	$15,248,899
Reinvestment of dividends and distributions	4,900	49,622	127,553	1,355,167
Shares repurchased	(11,920)	(120,892)	(1,862,291)	(19,620,571)

	166,861	1,694,250	(282,524)	(3,016,505)

Class B Shares
Shares sold	1,075,897	10,973,463	606,873	6,367,717
Reinvestment of dividends and distributions	3,547	35,869	70,976	755,337
Shares repurchased	(52,483)	(530,826)	(954,896)	(10,069,732)

	1,026,961	10,478,506	(277,047)	(2,946,678)

Class C Shares
Shares sold	425,917	4,326,427	931,443	9,788,481
Reinvestment of dividends and distributions	5,474	55,366	54,712	582,252
Shares repurchased	(193,819)	(1,965,908)	(1,206,850)	(12,784,018)

	237,572	2,415,885	(220,695)	(2,413,285)

Institutional Shares
Shares sold	543	6,876	137,748	1,461,448
Reinvestment of dividends and distributions	19	198	5,105	54,535
Shares repurchased	(6)	(62)	(3,152)	(33,277)

	556	7,012	139,701	1,482,706

Service Shares
Shares sold	1,356	13,789	131	1,377
Reinvestment of dividends and distributions	30	307	330	3,513
Shares repurchased	(6)	(3,984)	(6,511)	(69,278)

	1,380	10,112	(6,050)	(64,388)

NET INCREASE (DECREASE)	1,433,330	$14,605,765	(646,615)	$ (6,958,150)

(a)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

5,321,949	$ 57,499,167	2,940,937	$32,088,679	1,807,637	$19,472,820
420,316	4,671,976	161,757	1,953,023	46,124	572,389
(6,552,403)	(70,781,847)	(4,972,176)	(54,217,259)	(1,860,531)	(20,223,331)

(810,138)	(8,610,704)	(1,869,482)	(20,175,557)	(6,770)	(178,122)

2,489,932	26,764,231	2,725,853	29,543,291	1,035,164	11,351,648
209,269	2,340,983	84,773	1,021,397	13,429	165,006
(3,809,849)	(40,992,020)	(3,454,501)	(37,424,031)	(1,335,025)	(14,327,319)

(1,110,648)	(11,886,806)	(643,875)	(6,859,343)	(286,432)	(2,810,665)

2,921,455	31,397,342	2,351,893	25,617,083	1,091,686	12,048,959
143,029	1,597,077	47,622	574,333	8,448	104,481
(4,612,257)	(49,632,323)	(2,877,112)	(31,223,289)	(967,274)	(10,464,012)

(1,547,773)	(16,637,904)	(477,597)	(5,031,873)	132,860	1,689,428

1,887,228	20,170,815	472,955	5,210,566	297,675	3,228,730
62,592	699,173	9,005	108,686	3,656	45,376
(326,161)	(3,557,595)	(214,720)	(2,348,650)	(30,201)	(331,894)

1,623,659	17,312,393	267,240	2,970,602	271,130	2,942,212

53,127	556,287	25,821	267,531	151	1,729
2,455	27,213	841	10,151	66	822
(27,488)	(305,664)	(3,260)	(36,445)	(1,195)	(13,212)

28,094	277,836	23,402	241,237	(978)	(10,661)

(1,816,806)	$ (19,545,185)	(2,700,312)	$(28,854,934)	109,810	$ 1,632,192

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total income from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	$10.17	$0.54	(d)	$(0.01)	$0.53	$(0.56)	$ (0.02)	$(0.01)	$(0.59)
2000 - Class B Shares	10.18	0.49	(d)	(0.05)	0.44	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Class C Shares	10.17	0.47	(d)	(0.02)	0.45	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Institutional Shares	10.18	0.59	(d)	(0.01)	0.58	(0.60)	(0.02)	(0.01)	(0.63)
2000 - Service Shares	10.18	0.46	(d)	0.06	0.52	(0.55)	(0.02)	(0.01)	(0.58)

FOR THE PERIOD ENDED DECEMBER 31, (c)

1999 - Class A Shares	10.00	0.36		0.18	0.54	(0.36)	(0.01)	—	(0.37)
1999 - Class B Shares	10.00	0.30		0.19	0.49	(0.30)	(0.01)	—	(0.31)
1999 - Class C Shares	10.00	0.29		0.18	0.47	(0.29)	(0.01)	—	(0.30)
1999 - Institutional Shares	10.00	0.40	(d)	0.20	0.60	(0.40)	(0.02)	—	(0.42)
1999 - Service Shares	10.00	0.53		0.02	0.55	(0.37)	—	—	(0.37)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the underlying Funds.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets (e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.11	5.35%	$ 1,088	0.59%		5.34%		1.95%		3.98%		46%
10.11	4.45	11,787	1.34		4.79		2.70		3.43		46
10.11	4.55	2,256	1.34		4.60		2.70		3.24		46
10.13	5.88	436	0.19		5.80		1.55		4.44		46
10.12	5.31	2	0.69		4.50		2.05		3.14		46

10.17	5.52	1,697	0.59	(b)	4.38	(b)	3.46	(b)	1.51	(b)	63
10.18	4.92	10,451	1.34	(b)	3.74	(b)	4.21	(b)	0.87	(b)	63
10.17	4.79	2,417	1.34	(b)	3.62	(b)	4.21	(b)	0.75	(b)	63
10.18	6.04	6	0.19	(b)	4.43	(b)	3.06	(b)	1.56	(b)	63
10.18	5.56	14	0.69	(b)	2.39	(b)	3.56	(b)	(0.48	) (b)	63

Goldman Sachs Conservative Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2000, 4.04% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $18,173 as capital gain dividends paid during its year ended December 31, 2000.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total income from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	$10.99	$0.48	(d)	$(0.54)	$(0.06)	$(0.50)	$(0.01)	$(0.26)	$(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)

FOR THE PERIOD ENDED DECEMBER 31, (c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets (e)		Ratio of net investment income to average net assets		Portfolio turnover rate

$10.16	(0.66)%	$34,056	0.59%		4.45%		1.09%		3.95%		23%
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

Goldman Sachs Balanced Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2000, 4.05% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $1,967,353 as capital gain dividends paid during its year ended December 31, 2000.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total income from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	$11.71	$0.38	(d)	$(0.92)	$(0.54)	$(0.41)	$(0.05)	$(0.07)	$(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)

FOR THE PERIOD ENDED DECEMBER 31, (c)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.

(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets (e)		Ratio of net investment income to average net assets		Portfolio turnover rate

$10.64	(4.54)%	$158,430	0.59%		3.35%		0.87%		3.07%		20%
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

Goldman Sachs Growth and Income Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2000, 8.05% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $2,557,513 as capital gain dividends paid during its year ended December 31, 2000.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total income from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	$12.24	$0.22	(d)	$(1.28)	$(1.06)	$(0.22)	$(0.08)	$ —	$(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)

FOR THE PERIOD ENDED DECEMBER 31, (c)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets (e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.88	(8.68)%	$117,857	0.59%		1.83%		0.89%		1.53%		23%
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

Goldman Sachs Growth Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2000, 16.41% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	$12.61	$ 0.03 (d)	$(1.49)	$(1.46)	$ —	$(0.15)	$(0.29)	$(0.44)
2000 - Class B Shares	12.57	(0.06) (d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05) (d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10 (d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04 (d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

FOR THE YEAR ENDED DECEMBER 31,

1999 - Class A Shares	10.16	0.02	2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)	2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)	2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06	2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—	2.55	2.55	—	(0.11)	—	(0.11)

FOR THE PERIOD ENDED DECEMBER 31, (c)

1998 - Class A Shares	10.00	0.05	0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01	0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01	0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07	0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04	0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

						Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (e)		Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets (e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.71	(11.47)%	$53,480	0.59%		0.28%	0.99%		(0.12)%		19%
10.70	(12.07)	39,885	1.34		(0.49)	1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)	1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84	0.59		0.44		19
10.68	(11.55)	146	0.69		0.30	1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12	1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)	1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)	1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66	0.60		0.25		47
12.59	25.17	137	0.69		0.00	1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91 (b)	1.42	(b)	0.09	(b)	26
10.14	1.93	41,204	1.30	(b)	0.14 (b)	2.05	(b)	(0.61	) (b)	26
10.15	2.04	21,726	1.30	(b)	0.16 (b)	2.05	(b)	(0.59	) (b)	26
10.16	2.80	124	0.24	(b)	8.17 (b)	0.99	(b)	7.42	(b)	26
10.15	2.54	121	0.74	(b)	0.76 (b)	1.49	(b)	0.01	(b)	26

Goldman Sachs Aggressive Growth Strategy Portfolio — Tax Information (unaudited)

During the tax year ended December 31, 2000, 63.93% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $2,640,144 as capital gain dividends paid during its year ended December 31, 2000.

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of the Asset Allocation Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Aggressive Growth Strategy Portfolio (collectively, the “Asset Allocation Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Asset Allocation Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The statements of changes in net assets of the Asset Allocation Portfolios for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 16, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2001

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Goldman Sachs

Asset Allocation Portfolios

THE GOLDMAN SACHS ADVANTAGE

When you invest in the Goldman Sachs Asset Allocation Portfolios, you can capitalize on Goldman Sachs’ 131-year history of excellence while benefiting from the firm’s leadership in three areas:

Global Resources

1  With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses firsthand knowledge of the world’s markets and economies.

Fundamental Research

2 Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

Risk Management

3 Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk — a process that is integrated into all Goldman Sachs investment products.

How you choose to allocate your assets may have a far greater impact on your portfolio’s total return potential than any other investment decision you can make. By carefully balancing the percentage of your portfolio allocated to each asset class — stocks, bonds and cash — you can tailor it to your current investment goals and timeframes.

The Goldman Sachs Asset Allocation Portfolios offer you easy access to the benefits associated with asset allocation. Each is designed to provide results consistent with your investment objectives via a complementary blend of Goldman Sachs Funds.

Target Your Needs

The five Goldman Sachs Asset Allocation Portfolios — Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy —are carefully tailored to specific financial goals. As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.* (Please note: in general, greater returns are associated with greater risk.)

For More Information

To learn more about the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.

*The exchange privilege is subject to termination and its terms are subject to change.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
Procession House
55 Ludgate Hill
London, England EC4M 7JW

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Asset Allocation Conservative Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investment in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the political risks and currency fluctuations of non-U.S. securities; and the volatility of stock and real estate investments.

The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.

The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

CORE – is a service mark of Goldman, Sachs & Co.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: March 1, 2001.

01-157 / AAAR / 42K / 2-01